Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income tax expense (benefit) are as follows:

	December 31,
(In millions)	2016	2015
Current income tax expense:
Federal	$4	$—
State	1	—
Total current	5	—
Deferred income tax (benefit) expense:
Federal	(16)	3
State	(1)	(2)
Total deferred	(17)	1
(Benefit) provision for income tax	$(12)	$1

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the (benefit) provision for income tax and the amount computed by applying the federal statutory rate of 35 percent to the income before income taxes for each of the years ended December 31, 2016 and 2015 is as follows:

	December 31, 2016
(In millions)	MarkWest Hydrocarbon(1)	Partnership(2)	Eliminations	Consolidated(2)
(Loss) income before (benefit) provision for income tax	$(41)	$461	$2	$422
Federal statutory rate	35%	—%	—%
Federal income tax at statutory rate	(14)	—	—	(14)
State income taxes net of federal benefit	(2)	1	—	(1)
Provision on income from MPLX LP Class A units	3	—	—	3
Change in state statutory rate	(1)	—	—	(1)
Other	1	—	—	1
(Benefit) provision for income tax	$(13)	$1	$—	$(12)

	December 31, 2015
(In millions)	MarkWest Hydrocarbon(1)	Partnership(2)	Eliminations	Consolidated(2)
Income before provision (benefit) for income tax	$9	$324	$1	$334
Federal statutory rate	35%	—%	—%
Federal income tax at statutory rate	3	—	—	3
State income taxes net of federal benefit	—	(2)	—	(2)
Provision on income from MPLX LP Class A units	1	—	—	1
Other	(1)	—	—	(1)
Provision (benefit) for income tax	$3	$(2)	$—	$1

(1)	MarkWest Hydrocarbon paid tax on its share of the Partnership’s income or loss as a result of its ownership of MPLX LP Class A units through September 1, 2016.

(2)
Financial information has been retrospectively adjusted for the acquisition of HSM, HST, WHC and MPLXT from MPC. See Notes 1 and 3. Prior to these acquisitions, MPC paid all income taxes related to Predecessor.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets and liabilities consist of the following:

	December 31,
(In millions)	2016	2015
Deferred tax assets:
Derivatives	$—	$9
Net operating loss carryforwards	—	62
Total deferred tax assets	—	71
Deferred tax liabilities:
Property, plant and equipment	5	7
Investments in subsidiaries and affiliates	—	442
Total deferred tax liabilities	5	449
Net deferred tax liabilities	$5	$378